Note 5 - Long-term Debt	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
5.	Long-Term Debt

Long-term debt represents bank loans of the Company. Outstanding long-term debt as of
December 31, 2018
and
June 30, 2019
is as follows:

Borrower	December 31, 2018	June 30, 2019
Noumea Shipping Ltd.	3,341,000	-
Gregos Shipping Ltd.	4,150,000	-
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd.	30,000,000	-
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shipping Ltd.	-	40,200,000
	37,491,000	40,200,000
Less: Current portion	(5,212,000)	(5,100,000)
Long-term portion	32,279,000	35,100,000
Deferred charges, current portion	125,357	130,000
Deferred charges, long-term portion	237,848	235,173
Debt discount, current portion	216,402	-
Debt discount, long-term portion	324,603	-
Long-term debt, current portion net of deferred charges and debt discount	4,870,241	4,970,000
Long-term debt, long-term portion net of deferred charges and debt discount	31,716,549	34,864,827

None
of the above loans are registered in the U.S. The future annual loan repayments are as follows:

To June 30:
2020	5,100,000
2021	5,100,000
2022	22,500,000
2023	7,500,000
Total	40,200,000

Details of the loans are discussed in Note
7
of our consolidated financial statements for the year ended
December 31, 2018
included in the Company’s annual report on Form
20
-F.

The Company’s loans are secured with
one
or more of the following:
•	first priority mortgage over the respective vessels on a joint and several basis.
•	first assignment of earnings and insurance.
•	a corporate guarantee of Euroseas Ltd.
•	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the hull cover ratio (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the vessel shipowning companies, distribution of profits or assets (i.e. limiting dividends in some loans to
60%
of profits, or,
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to
$5,717,063
and
$1,454,268
as of
December 31, 2018
and
June 30, 2019,
respectively, and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the accompanying unaudited condensed consolidated balance sheets. As of
June 30, 2019,
the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the
six
-month periods ended
June 30, 2018
and
2019
amounted to
$1,142,511
and
$1,366,764,
respectively. At
June 30, 2019,
LIBOR for the Company’s loans was on average approximately
2.61%
per year, the average interest rate margin over LIBOR on the Company’s debt was approximately
4.10%
per year for a total average interest rate of approximately
6.71%
per year.

On
May 30, 2019,
the Company agreed to draw new loans totaling
$12,000,000
from its revolving loan facility with Eurobank Ergasias S.A.  in order to repay existing indebtedness of
$7,088,000
of Noumea Shipping Ltd. and Gregos Shipping Ltd., owners of
two
of its vessels, the M/V “Evridiki G” and the M/V “EM Astoria”, and also repay a fee of
$950,000
relating to the lender’s entitlement to participate in the appreciation in the market value of the latter mortgaged vessel described below. Following this refinancing, all of the Company’s existing vessels are financed by the same bank, which as part of the arrangement agreed to reduce the loan margin of the facility by
0.5%;
the bank, furthermore, agreed to release
$4,000,000
of the total
$5,000,000
of security deposit required by the loan to be used to redeem the Company’s Series B Preferred Shares.

On
June 15, 2017,
the Company entered into a profit sharing agreement with Credit Agricole whereby it would share with the bank
35%
of the excess of the fair market value of M/V "EM Astoria" over the outstanding loan when the vessel is sold or when the loan matures. As a result of the lender's entitlement to participate in the appreciation of the market value of the mortgaged vessel, the Company had recognized participation liability amount of
$1,067,500
as of
December 31, 2018,
presented in "Vessel profit participation liability" in the unaudited condensed consolidated balance sheets, with a corresponding debit to a debt discount account, presented contra to the loan balance. In addition,
35%
of the cash flow after debt service would be set aside and be used to repay the balloon payment with any excess funds to be paid to the bank. The Company completed the refinancing of the specific loan in
June 2019
using its revolving loan facility with Eurobank Ergasias S.A. (as described above) with the final participation liability paid amounting to
$950,000
included in the “Repayment of long-term bank loans and vessel profit participation liability” in the unaudited condensed consolidated statements of cash flows. The portion of debt discount remaining unamortized by the time of the refinancing was written-off and presented as “Loss on debt extinguishment” in the unaudited condensed consolidated statements of operations, partly offset by the lower amount of
$950,000
at which the vessel profit participation liability was finally settled as described above.